Income Taxes (Details) - Schedule of the income tax provision - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Current:
Federal	$ 304	$ 228,347
Deferred:
Federal		8,663
Total benefit	304	237,010
Valuation allowance	(304)	(237,010)
Total provision for income taxes